Loans and Allowance for Credit Losses (Total Outstanding Loans and Past Due Analysis) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	¥ 123,308,764	¥ 113,471,623
Loans Held for Sale	704,910	514,109
Past Due 90 Days and Accruing	13,798	6,620
Unearned income, unamortized premiums—net and deferred loan fees—net	(379,943)	(322,230)
Total	122,928,821	113,149,393
1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	406,132	210,279
Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	301,473	207,798
Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	707,605	418,077
Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	121,896,249	112,539,437
Residential
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	13,113,393	13,301,505
Loans Held for Sale	0	0
Past Due 90 Days and Accruing	3,836	3,360
Residential | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	32,082	32,078
Residential | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	12,673	13,598
Residential | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	44,755	45,676
Residential | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	13,068,638	13,255,829
Card
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	465,440	464,266
Loans Held for Sale	0	0
Past Due 90 Days and Accruing	0	0
Card | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	11,514	10,250
Card | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	27,461	26,818
Card | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	38,975	37,068
Card | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	426,465	427,198
MUAH
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	3,104,066	2,812,969
Loans Held for Sale	116,669	70,841
Past Due 90 Days and Accruing	0	0
MUAH | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	3,453	625
MUAH | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	0	0
MUAH | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	3,453	625
MUAH | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	2,983,944	2,741,503
Krungsri
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	7,973,716	6,822,765
Loans Held for Sale	3,819	0
Past Due 90 Days and Accruing	0	0
Krungsri | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	184,445	115,636
Krungsri | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	132,236	126,494
Krungsri | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	316,681	242,130
Krungsri | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	7,653,216	6,580,635
Other
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	1,271,793	1,045,121
Loans Held for Sale	0	0
Past Due 90 Days and Accruing	0	0
Other | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	14,071	21,729
Other | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	25,152	21,152
Other | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	39,223	42,881
Other | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	1,232,570	1,002,240
Domestic | Commercial
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	54,952,802	54,044,718
Loans Held for Sale	55,879	69,257
Past Due 90 Days and Accruing	2,458	3,260
Domestic | Commercial | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	9,366	12,556
Domestic | Commercial | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	15,786	9,138
Domestic | Commercial | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	25,152	21,694
Domestic | Commercial | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	54,871,771	53,953,767
Foreign | Commercial
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	42,427,554	34,980,279
Loans Held for Sale	528,543	374,011
Past Due 90 Days and Accruing	7,504	0
Foreign | Commercial | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	151,201	17,405
Foreign | Commercial | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	88,165	10,598
Foreign | Commercial | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	239,366	28,003
Foreign | Commercial | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	¥ 41,659,645	¥ 34,578,265